UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JL Advisors, LLC
           ----------------
Address:   400 Madison Avenue, 5th Floor
           New York, NY 10017


Form 13F File Number: 28-5227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lewittes
Title:  Managing Member
Phone:  (212) 593-2392

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lewittes                New York, NY                  11/12/2008
[Signature]                        [City,  State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number          Name
     28-____________               _______________________________
     [Repeat as necessary.]

                           Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None

Form 13F Information Table Entry Total:            8

Form 13F Information Table Value Total:     $125,753
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.          Form 13F File Number     Name

     ______       28-_________________     _________________________

     [Repeat as necessary.]

     None

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ALPHARMA INC                   CL A             020813101    15744  426790 SH       SOLE              426790      0    0
BARR PHARMACEUTICALS INC       COM              068306109    26753  409700 SH       SOLE              409700      0    0
CSX CORP                       COM              126408103    25715  471234 SH       SOLE              471234      0    0
DIRECTV GROUP INC              COM              25459L106    34948 1334904 SH       SOLE             1334904      0    0
ELAN PLC                       ADR              284131208     5839  547212 SH       SOLE              547212      0    0
ITT EDUCATIONAL SERVICES INC   COM              45068B109     9975  123286 SH       SOLE              123286      0    0
SLM CORP                       COM              78442P106      706   57213 SH       SOLE               57213      0    0
WATSON PHARMACEUTICALS INC     COM              942683103     6073  213078 SH       SOLE              213078      0    0